General	12 Months Ended
Dec. 31, 2017
General [Abstract]
GENERAL

NOTE 1 - GENERAL

A.

Foresight Autonomous Holdings Ltd. (the “Company”) was originally incorporated in Israel in September 1977 under the name “Golan Malechet Macshevet Ltd” as a private company, and in April 1987 became a public company. In 2010 the Company changed its name to “Asia Development (A.D.B.M.) Ltd.” The Company’s shares are traded on the Tel Aviv Stock Exchange (“TASE”). In addition, since June 15, 2017 the Company has American Depository Shares (“ADSs”) registered with the US Securities and Exchange Commission (“SEC”). The ADSs are listed on The Nasdaq Capital Market, the ratio of the Company’s Shares to ADSs is 5:1. Effective January 5, 2016, the Company acquired (the “Acquisition Transaction”) 100% of the outstanding shares of Foresight Automotive Ltd. (“Foresight Ltd.”), a company incorporated in Israel, pursuant to a capital stock exchange agreement dated as of October 11, 2015, among the Company, Magna B.S.P. Ltd. (“Magna”), and the shareholders of Foresight Ltd. In exchange for the outstanding shares of Foresight Ltd., the Company issued to Magna a total of 35,884,116 of the Company’s Ordinary Shares representing approximately 64.50% of the Ordinary Shares then issued and outstanding after giving effect to the Acquisition Transaction. As a result of the Acquisition Transaction, Foresight Ltd. became a wholly owned subsidiary of the Company as of January 5, 2016 and, subsequent to the Acquisition Transaction, the Company changed its name to “Foresight Autonomous Holdings Ltd.”

The transaction between the Company and Foresight Ltd. was accounted for as a reverse recapitalization. As the shareholders of Foresight Ltd. received the largest ownership interest in the Company, Foresight Ltd. was determined to be the “accounting acquirer” in the reverse recapitalization. As a result, the historical financial statements of the Company were replaced with the historical financial statements of Foresight Ltd. The Company and its subsidiary, Foresight Ltd., are collectively referred to as the “Company”.

B.

Establishment of Foresight Ltd.

Foresight Ltd. was established in July 2015 by Magna in order to transfer all of Magna’s 3D computer vision research and development technology and business in the area of Advanced Driver Assistance Systems (“ADAS”) to a separate entity. As part of the reorganization, Magna transferred to Foresight Ltd. intellectual assets comprising mostly of know-how, software and algorithms developed by Magna.

The transfer of the ADAS business to Foresight Ltd. was accounted for as a business combination between entities under common control with financial statements presented for prior periods retrospectively to reflect the transfer from the first day Magna started its research in January 2011.

Foresight’s statement of operations consists of all the related costs and expenses of the ADAS business which were incurred by Magna but were related to the ADAS business. These allocations of research and development expenses and general and administrative expenses were based on direct payroll costs incurred by Magna in relation to the ADAS business, on the proportional allocation of direct overhead costs incurred by Magna by considering the proportion of direct payroll costs incurred by Magna in relation to the ADAS business to total payroll costs incurred by Magna and on the proportional allocation of indirect overhead costs by considering the proportion of total indirect overhead expenses incurred by Magna to total payroll costs incurred by Magna.

Foresight Ltd. is a company whose planned principal operations are the design, engineering and commercialization of systems for the ADAS and autonomous/semi-autonomous vehicles markets. Foresight Ltd. is currently conducting research and development activities, rapidly developing prototype systems and products, and initiating marketing and sales efforts, so that it can move to the commercialization activities.

Foresight Ltd.’s activities are subject to significant risks and uncertainties, including failing to secure additional funding to operationalize the ADAS and autonomous/semi-autonomous vehicles technology before competitor develop similar technology. In addition, the Company is subject to risks from, among other things, competition associated with the industry in general, other risks associated with financing, liquidity requirements, rapidly changing customer requirements and limited operating history.

Management believes that the current working capital position will be sufficient to meet the Company’s working capital needs in the foreseeable future.